Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST

RBC Global Equity Funds

RBC Emerging Markets Equity Fund

RBC Emerging Markets Value Equity Fund

RBC Emerging Markets Small Cap Equity Fund

RBC Global Opportunities Fund

RBC International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 9, 2021 to the RBC Global Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated July 29, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 9, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Date:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST

RBC Global Equity Funds

RBC Emerging Markets Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 9, 2021 to the RBC Global Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated July 29, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 9, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Date:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC Emerging Markets Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST

RBC Global Equity Funds

RBC Emerging Markets Value Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 9, 2021 to the RBC Global Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated July 29, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 9, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Date:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC Emerging Markets Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST

RBC Global Equity Funds

RBC Emerging Markets Small Cap Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 9, 2021 to the RBC Global Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated July 29, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 9, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Date:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST

RBC Global Equity Funds

RBC Global Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 9, 2021 to the RBC Global Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated July 29, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 9, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Date:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

RBC International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST

RBC Global Equity Funds

RBC International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 9, 2021 to the RBC Global Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated July 29, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 9, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Date:

1.
In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.